Document and Entity Information	May 01, 2026
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001821534
Document Type	8-K/A
Document Period End Date	May 01, 2026
Entity Registrant Name	Exodus Movement, Inc.
Entity Incorporation State Country Code	TX
Entity File Number	001-42047
Entity Tax Identification Number	81-3548560
Entity Address, Address Line One	15418 Weir St. #333
Entity Address, City or Town	Omaha
Entity Address, State or Province	NE
Entity Address, Postal Zip Code	68137
City Area Code	833
Local Phone Number	992-2566
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $0.000001 per share
Trading Symbol	EXOD
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Amendment No. 1 on Form 8-K/A (this “Amendment”) is being filed by Exodus Movement, Inc. (the “Company”) to amend and supplement its Current Report on Form 8-K filed with the Securities and Exchange Commission on May 5, 2026 (the “Initial Form 8-K”), in connection with the completion of the acquisition (the “Acquisition”) by the Company of (i) all of the outstanding shares of Monavate Holdings Limited (“Monavate”) and Baanx.com Ltd (“Baanx UK”) on May 1, 2026 from the Receivers in the United Kingdom and (ii) and all of the outstanding shares of Baanx US Corp. (“Baanx US”), pursuant to the Stock Purchase Agreement, dated as of May 1, 2026, by and among the Company, Baanx US, W3C Corp. and Garth Howat. Upon consummation of the Acquisition, each of Monavate, Baanx UK and Baanx US became a wholly owned subsidiary of the Company. The Company is filing this Amendment solely to supplement Item 9.01 of the Initial Form 8-K to include (i) the historical audited consolidated financial statements of Monavate described below as required by Item 9.01(a) of Form 8-K and (ii) the pro forma financial statements described below as required by Item 9.01(b) of Form 8-K. Except as described herein, all other information in the Initial Form 8-K remains unchanged.